Convertible Note (Tables)	6 Months Ended
Mar. 31, 2025
Table Text Block Supplement [Abstract]
Schedule of Major Assumptions used in the Discounted Cash Flow Method	The major assumptions used in the discounted cash flow method approach are as follows:
	October 28, 2024	March 31, 2025
Risk-free interest rate	4.3%	4.2%
Expected life	0.9	0.5
Volatility	13%	15%